Property, Plant and Equipment (Tables)	9 Months Ended
Mar. 31, 2024
Property, Plant and Equipment
Schedule of carrying value of the property, plant and equipment

					Land for
					future
					South
			Demonstration	Aqualung	West
			plant (formerly	Carbon	Arkansas
	Leasehold	Furniture	Pilot plant)	Capture	Project
	improvements	and fixtures	(Note 7)	pilot plant	plant	Total
Cost	$	$	$	$	$	$
June 30, 2022	—	—	26,649	—	—	26,649
Additions	187	12	—	1,778	—	1,977
June 30, 2023	187	12	26,649	1,778	—	28,626
Additions	—	22	—	68	939	1,029
Effect of foreign exchange translation	—	—	16	38	(2)	52
March 31, 2024	187	34	26,665	1,884	937	29,707

Accumulated amortisation
June 30, 2022	—	—	(25,664)	—	—	(25,664)
Amortisation	(6)	(1)	(207)	—	—	(214)
Effect of foreign exchange translation	—	—	17	—	—	17
June 30, 2023	(6)	(1)	(25,854)	—	—	(25,861)
Amortisation	(39)	(3)	—	(624)	—	(666)
Effect of foreign exchange translation	—	—	1	(1)	—	—
March 31, 2024	(45)	(4)	(25,853)	(625)	—	(26,527)

Net book value
June 30, 2022	—	—	985	—	—	985
June 30, 2023	181	11	795	1,778	—	2,765
March 31, 2024	142	30	812	1,259	937	3,180